Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Unrecognized Tax Benefits
Total unrecognized tax benefits at beginning of the periods	$ 43,567	$ 35,906	$ 48,009	$ 42,283
Increases resulting from current period tax positions	2,574	0	10,947	10,766
Decreases resulting from prior period tax positions	(10,235)	(9,447)	(15,389)	(5,040)
Total unrecognized tax benefits at end of the periods	$ 35,906	$ 26,459	$ 43,567	$ 48,009